ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Belgium — 1.3%
Information Technology— 1.3%
Materialise ADR* (A)	381,125	$24,883,651

Total Belgium		24,883,651
Canada — 1.0%
Industrials— 1.0%
ATS Automation Tooling Systems*	1,057,482	18,162,085

Total Canada		18,162,085
China — 2.2%
Industrials— 0.7%
Han's Laser Technology Industry Group, Cl A	729,571	4,839,867
Shenzhen Inovance Technology, Cl A	338,273	4,981,841
Siasun Robot & Automation, Cl A	2,101,654	3,867,736
		13,689,444

Information Technology— 1.5%
Hollysys Automation Technologies	1,550,853	21,587,874
Iflytek	1,067,795	7,726,507
		29,314,381

Total China		43,003,825
Finland — 1.0%
Industrials— 1.0%
Cargotec, Cl B	458,511	19,986,848

Total Finland		19,986,848
France — 2.1%
Industrials— 1.0%
Schneider Electric	133,182	19,570,122

Information Technology— 1.1%
Dassault Systemes	99,161	19,847,620

Total France		39,417,742
Germany — 6.8%
Industrials— 5.7%
Duerr(A)	508,615	20,724,991
GEA Group	524,437	18,184,000
KION Group	223,848	19,406,632
Krones	338,867	28,118,497
Siemens	133,966	20,822,989
		107,257,109

Information Technology— 1.1%
Jenoptik	598,460	20,794,251

Total Germany		128,051,360
Japan — 19.0%
Consumer Discretionary— 1.0%
Toyota Industries	243,300	19,125,641

Industrials— 12.2%
Daifuku	221,617	25,253,267
Daihen	394,609	18,638,345
FANUC	105,528	27,582,728
Fuji Machine Manufacturing(A)	734,000	19,188,672
Harmonic Drive Systems(A)	325,139	24,316,714
Mitsubishi Electric	1,238,644	18,864,491
Nabtesco	443,810	19,860,068
Shibaura Machine	541,233	12,991,246
SMC	30,576	18,504,182
THK	567,057	17,982,036
Yaskawa Electric	546,449	27,976,184
		231,157,933

Information Technology— 5.8%
Amano	749,200	17,403,452
Keyence	52,448	28,123,891
Omron	290,858	25,670,069
Optex Group	842,300	15,543,470
Yokogawa Electric	964,778	20,780,117
		107,520,999

Total Japan		357,804,573
South Korea — 1.4%
Information Technology— 1.4%
Koh Young Technology*	278,977	26,760,443

Total South Korea		26,760,443
Sweden — 2.1%
Health Care— 1.1%
Elekta, Cl B(A)	1,419,050	20,526,319

Information Technology— 1.0%
Hexagon, Cl B	218,860	19,231,086

Total Sweden		39,757,405
Switzerland — 3.6%
Health Care— 1.0%
Tecan Group	39,475	19,169,514

Industrials— 2.6%
ABB	683,888	20,249,112
Kardex Holding	125,340	27,897,167
		48,146,279

Total Switzerland		67,315,793
Taiwan — 6.3%
Industrials— 2.9%
Airtac International Group	618,932	22,102,741
Hiwin Technologies	2,294,396	32,446,418
		54,549,159

Information Technology— 3.4%
Advantech	1,651,967	20,411,770
Delta Electronics	2,089,187	21,076,523

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value

Global Unichip	1,642,000	$23,161,861
		64,650,154

Total Taiwan		119,199,313
United Kingdom — 3.8%
Consumer Discretionary— 1.3%
Ocado Group*	618,255	23,576,262

Information Technology— 2.5%
Blue Prism Group* (A)	1,270,781	27,379,474
Renishaw	242,155	19,951,526
		47,331,000

Total United Kingdom		70,907,262
United States — 49.0%
Consumer Discretionary— 3.9%
Aptiv	148,603	19,853,361
iRobot* (A)	336,775	40,446,677
Luminar Technologies* (A)	424,471	13,880,202
		74,180,240

Health Care— 7.9%
BioTelemetry*	311,625	22,268,722
Globus Medical, Cl A*	301,709	18,612,428
Illumina*	74,026	31,567,648
Intuitive Surgical*	33,247	24,856,787
Omnicell*	167,990	19,789,222
Vocera Communications* (A)	746,802	32,821,948
		149,916,755

Industrials— 8.0%
AeroVironment* (A)	286,968	32,935,317
Deere	73,059	21,099,439
John Bean Technologies(A)	146,975	17,031,463
Nordson	91,449	16,368,456
Raven Industries	644,471	20,797,079
Rockwell Automation	104,705	26,022,333
Teledyne Technologies* (A)	46,669	16,661,300
		150,915,387

Information Technology— 29.2%
3D Systems* (A)	1,763,039	62,658,406
Ambarella*	192,907	18,202,705
Autodesk*	65,947	18,295,676
Brooks Automation(A)	345,271	26,157,731
Cadence Design Systems*	154,877	20,194,412
Cognex	339,572	27,889,048
FARO Technologies*	273,344	19,289,886
FLIR Systems	629,973	32,790,095
IPG Photonics*	122,424	27,353,194
Manhattan Associates* (A)	249,077	28,202,989
Microchip Technology(A)	127,077	17,296,450
National Instruments	461,107	19,089,830
Novanta*	152,867	19,096,146
Nuance Communications* (A)	435,785	19,845,649
NVIDIA	47,889	24,882,646
PTC*	167,191	22,221,356
QUALCOMM	116,271	18,170,832
ServiceNow*	49,377	26,819,611
Stratasys* (A)	1,025,259	42,558,501

Description	Shares/ Par Value	Fair Value

Teradyne	157,976	$17,927,116
Trimble Navigation*	290,834	19,168,869
Zebra Technologies, Cl A*	68,593	26,602,423
		554,713,571

Total United States		929,725,953
Total Common Stock
(Cost $1,288,137,755)		1,884,976,253

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 0.03%(B)	3,585,059	3,585,059
Total Short-Term Investment
(Cost $3,585,059)		3,585,059
REPURCHASE AGREEMENTS — 7.0%
Citigroup Global Markets
0.060%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $30,791,006 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $22 - $10,996,733, 0.375% - 8.500%, 02/01/2023 - 01/01/2059, with a total market value of $31,406,670)(C) (D)	$30,790,852	$30,790,852

Daiwa Capital Markets
0.070%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $30,791,032 (collateralized by various U.S. Government Agency obligations, par value $31 - $8,705,372, 0.000% - 7.000%, 03/11/2021 - 02/01/2051, with a total market value of $31,406,669)(C) (D)	30,790,852	30,790,852

Deutsche Bank
0.060%, dated 01/31/21, to be repurchased on 02/01/21, repurchase price $30,791,006 (collateralized by various U.S. Government Agency Obligations, par value $41 - $6,377,533, 2.000% - 8.500%, 02/21/2023 - 04/01/2051, with a total market value of $31,406,686)(C) (D)	30,790,852	30,790,852

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Par Value	Fair Value

HSBC
0.050%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $30,790,980 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $117,075 - $61,381,563, 2.500% - 5.000%, 10/20/2040 - 10/20/2050, with a total market value of $31,406,669)(C) (D)	$30,790,852	$30,790,852

Morgan Stanley
0.060%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $9,119,572 (collateralized by various U.S. Government Agency Obligations, par value $37 - $7,472,776, 1.500% - 7.000%, 04/01/2024 - 02/01/2051, with a total market value of $9,310,138)(C) (D)	9,119,526	9,119,526

Total Repurchase Agreements
(Cost $83,484,436)		132,282,934

Total Investments - 106.8%
(Cost $1,375,207,250)		$2,020,844,246

Percentages based on Net Assets of $1,892,693,538.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $201,758,261.
(B)	Rate shown is the 7-day effective yield as of January 31, 2021.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2021 was $132,302,254.

ADR – American Depository Receipt

Cl - Class

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,884,976,253	$—	$—	$1,884,976,253
Short-Term Investment	3,585,059	—	—	3,585,059
Repurchase Agreements	—	132,282,934	—	132,282,934
Total Investments in Securities	$1,888,561,312	$132,282,934	$—	$2,020,844,246

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1500